Note 15 - Business Segment Information - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue	$ 83,545	$ 83,795
Waste management services	1,761	2,461
Cost of operations	(67,213)	(66,566)
Selling, general and administrative	(10,504)	(10,248)
Depreciation and amortization	(3,803)	(3,906)
Interest expense, net	(2,042)	(2,040)
Income (loss) before taxes	(17)	1,042
Other	0	7
Waste Management Services [Member]
Revenue	46,010	45,922
Cost of operations	(36,195)	(35,940)
Golf and Related Operations [Member]
Revenue	37,535	37,873
Operating Segments [Member]
Revenue	83,545	83,795
Operating Segments [Member] | Waste Management Services [Member]
Revenue	46,010	45,922
Waste management services	145	291
Cost of operations	(36,195)	(35,940)
Selling, general and administrative	(5,026)	(4,954)
Depreciation and amortization	(193)	(196)
Interest expense, net	(25)	(27)
Income (loss) before taxes	4,571	4,812
Other		7
Operating Segments [Member] | Golf and Related Operations [Member]
Revenue	37,535	37,873
Waste management services	1,307	2,118
Cost of operations	(31,018)	(30,626)
Selling, general and administrative	(2,156)	(2,148)
Depreciation and amortization	(3,430)	(3,523)
Interest expense, net	(75)	(29)
Income (loss) before taxes	856	1,547
Other		0
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenue	0	0
Waste management services	309	52
Cost of operations	0	0
Selling, general and administrative	(3,322)	(3,146)
Depreciation and amortization	(180)	(187)
Interest expense, net	(1,942)	(1,984)
Income (loss) before taxes	$ (5,444)	(5,317)
Other		$ 0